Financial risk management - Summary of hedging reserve (Details) - GBP (£) £ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Financial risk management
Cash flow hedge reserve		£ 723
Cost of hedging reserve	£ (636)	(500)
Total hedging reserve	£ (636)	£ 223	£ (1,000)	£ 4,002